UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     October 30, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $281,365 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHSTONE SMITH TR              COM             039583109      220     3651 SH       SOLE                        0        0     3651
BARCLAYS BK PLC                 GSCI TTL RET36  06738C794     1538    32227 SH       SOLE                        0        0    32227
BERKSHIRE HATHAWAY INC DEL      CL B            084670207     1020      258 SH       SOLE                        0        0      258
BOSTON PROPERTIES INC           COM             101121101      219     2109 SH       SOLE                        0        0     2109
EQUITY RESIDENTIAL              SH BEN INT      29476L107      212     5012 SH       SOLE                        0        0     5012
EXXON MOBIL CORP                COM             30231G102      474     5121 SH       SOLE                        0        0     5121
GENERAL ELECTRIC CO             COM             369604103      333     8034 SH       SOLE                        0        0     8034
GENERAL GROWTH PPTYS INC        COM             370021107      258     4816 SH       SOLE                        0        0     4816
ISHARES TR                      RUSSELL 2000    464287655    11905   148696 SH       SOLE                        0        0   148696
ISHARES TR                      MSCI EMERG MKT  464287234    14862    99447 SH       SOLE                        0        0    99447
ISHARES TR                      MSCI EAFE IDX   464287465    79297   960132 SH       SOLE                        0        0   960132
ISHARES TR                      S&P 500 INDEX   464287200    87297   570680 SH       SOLE                        0        0   570680
ISHARES TR                      RUSSELL 1000    464287622    23388   281985 SH       SOLE                        0        0   281985
ISHARES TR                      RUSSELL1000VAL  464287598     1144    13305 SH       SOLE                        0        0    13305
ISHARES TR                      RUSSELL 3000    464287689      296     3363 SH       SOLE                        0        0     3363
ISHARES TR                      DJ US REAL EST  464287739    10864   142065 SH       SOLE                        0        0   142065
ISHARES TRUST                   RSSL MCRCP IDX  464288869      322     5588 SH       SOLE                        0        0     5588
MIDCAP SPDR TR                  UNIT SER 1      595635103      316     1962 SH       SOLE                        0        0     1962
PROLOGIS                        SH BEN INT      743410102      252     3801 SH       SOLE                        0        0     3801
PUBLIC STORAGE                  COM             74460D109      201     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW        COM             828806109      356     3558 SH       SOLE                        0        0     3558
SPDR INDEX SHS FDS              DJWS INTL REAL  78463X863    22486   349982 SH       SOLE                        0        0   349982
SPDR TR                         UNIT SER 1      78462F103     4538    29744 SH       SOLE                        0        0    29744
VANGUARD INDEX FDS              REIT ETF        922908553    15338   214637 SH       SOLE                        0        0   214637
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF     922042858     4004    38583 SH       SOLE                        0        0    38583
VORNADO RLTY TR                 SH BEN INT      929042109      225     2059 SH       SOLE                        0        0     2059